SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2021	962	1,743	509	11,047	14,261
Issued during the year[1]:
1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)	–	–	–	500	500
3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)	–	–	–	380	380
	–	–	–	880	880
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(8)	–	–	–	(8)
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million)	(182)	–	–	–	(182)
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million)	(157)	–	–	–	(157)
9.25% Non-cumulative Irredeemable Preference Shares (£300 million)	(79)	–	–	–	(79)
9.75% Non-cumulative Irredeemable Preference Shares (£100 million)	(14)	–	–	–	(14)
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	–	(156)	–	–	(156)
Series 2 (US$500 million)	–	–	(94)	–	(94)
Series 3 (US$600 million)	–	–	(121)	–	(121)
Floating Rate Primary Capital Notes (US$250 million)	–	–	(24)	–	(24)
Series 1 (US$750 million)	–	–	(96)	–	(96)
9.375% Subordinated Bonds 2021 (£500 million)	–	–	–	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	–	–	–	(145)	(145)
6% Subordinated Notes 2033 (US$750 million)	–	–	–	(141)	(141)
	(440)	(156)	(335)	(486)	(1,417)
Foreign exchange movements	15	17	–	(56)	(24)
Other movements (cash and non-cash)[2]	(49)	57	–	(600)	(592)
At 31 December 2021	488	1,661	174	10,785	13,108
Issued during the year[1]:
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)	–	–	–	838	838
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	–	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	–	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	–	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	–	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	–	(502)	(502)
	–	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	8	(6)	–	699	701
Other movements (cash and non-cash)[2]	(26)	(1)	2	(1,710)	(1,735)
At 31 December 2022	470	–	150	10,110	10,730
1    Issuances in the year generated cash inflows of £838 million (2021: £499 million); the repurchases and redemptions resulted in cash outflows of £2,216 million (2021: £1,056 million).
2    Other movements include cash payments in respect of interest on subordinated liabilities in the year amounted to £603 million (2021: £1,303 million) offset by the interest expense in respect of subordinated liabilities of £681 million (2021: £932 million).

Schedule of Preference Shares

		2022
	2022 Number of shares	£m	% of share capital
6% Non-Cumulative Redeemable Preference shares of GBP0.25	400	–	–
6.475% Non-Cumulative Preference shares of GBP0.25	47,273,816	12	0.07
9.25% Non-Cumulative Irredeemable Preference shares of GBP0.25	252,510,147	63	0.37
9.75% Non-Cumulative Irredeemable Preference shares of GBP0.25	43,630,285	11	0.06
6.413% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	–	–
6.657% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	–	–